UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549

                                        FORM 13F

                                   FORM 13F COVER PAGE

Report for the Period Ended: March 31, 2009

Check here if Amendment [ ]; 	Amendment Number: ______________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Rockbay Capital Management, LP
Address:  1515 Broadway, 12th Floor
          New York, NY 10036

13F File Number: 28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	RCM Advisors, LLC, its general partner
Name: 	Atul Khanna
Title: 	Chief Executive Officer
Phone: 	212-332-4220

Signature, Place, and Date of Signing:



/s/ Atul Khanna         New York, New York      May 13, 2009
-----------------       ------------------      ----------------
[Signature]             [City,State]            [Date]


Report Type:
	[X] 13F HOLDINGS REPORT.
	[ ] 13F NOTICE.
	[ ] 13F COMBINATION REPORT.

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                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     1
Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: $ 14,205
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this Form SH report is filed, other than the manager filing this report.

No.	Form 13F File Number    Name

01	28-11760                RCM Advisors, LLC

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

                                     FORM 13F INFORMATION TABLE

                                 TITLE OF            VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER   VOTING
         NAME OF ISSUER           CLASS    CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MGRS AUTH-SOLE
--------------------------------------------------- -------------------------------------------------
Allegheny Energy Inc.         COM        017361106     1082    46700 SH       SOLE     01        46700
American Express Co.          COM        025816109      217    15900 SH       SOLE     01        15900
Atlas America Inc.            COM        049167109      733    83800 SH       SOLE     01        83800
BPW Acquisition Corp          COM        055637102      170    18200 SH       SOLE     01        18200
Bucyrus International, Inc.   COM        118759109      332    21900 SH       SOLE     01        21900
CV Therapeutics Inc           COM        126667104      716    36000 SH       SOLE     01        36000
General Growth Properties     COM        370021107       99   139000 SH       SOLE     01       139000
GHL Acquisition               WARRANT    36172h116       16    87700 SH       SOLE     01        87700
GHL Acquistion Corp           COM        36172h108      951   101500 SH       SOLE     01       101500
Harvest Natural Resources     COM        41754V103      104    30717 SH       SOLE     01        30717
Hilltop Holdings Inc          COM        432748101      365    32000 SH       SOLE     01        32000
Liberty Acquisition           COM        53015y107     1387   158000 SH       SOLE     01       158000
Liberty Acquisition           WARRANT    53015y115       29   107100 SH       SOLE     01       107100
Liberty Media Corp- Ent       COM        53071m500      732    36700 SH       SOLE     01        36700
Mylan Inc.                    COM        628530107      271    20200 SH       SOLE     01        20200
Navios Maritime Acquisition   COM        Y62159101      173    19200 SH       SOLE     01        19200
Pride International, Inc      COM        74153q102      370    20600 SH       SOLE     01        20600
Range Resources Corp          COM        75281a109      375     9100 SH       SOLE     01         9100
SLM Corp                      COM        78442p106      689    74500 SH       SOLE     01        74500
Trian Acquisition             WARRANT    89582e116        6    34800 SH       SOLE     01        34800
Southern Union                COM        844030106      615    40440 SH       SOLE     01        40440
Standard & Poor's Depository RCOM        78462f103     1113    14000 SH       SOLE     01        14000
Suncor Energy Inc             COM        867229106      962    43300 SH       SOLE     01        43300
URS Corp                      COM        903236107      356     8800 SH       SOLE     01         8800
Visa Inc                      COM        92826c839      275     4950 SH       SOLE     01         4950
Walter Industries             COM        93317q105      332    14500 SH       SOLE     01        14500
Wyeth                         COM        983024100     1735    40300 SH       SOLE     01        40300

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